Schedule of Investments
(unaudited)
January 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
AECC Aviation Power Co. Ltd. , Class A ...... 18,200 $ 121,131
AVICOPTER plc , Class A ............... 17,248 90,654
Chengdu M&S Electronics Technology Co. Ltd. ,
Class A
(a)
........................ 8,704 54,744
Guizhou Aviation Technical Development Co.
Ltd. , Class A ...................... 4,158 38,627
305,156
Automobile Components — 3.0%
Fuyao Glass Industry Group Co. Ltd. , Class A .. 54,551 483,709
Huayu Automotive Systems Co. Ltd. , Class A .. 52,700 145,600
Shenzhen Kedali Industry Co. Ltd. , Class A ... 2,000 44,382
673,691
Automobiles — 1.0%
BYD Co. Ltd. , Class A .................. 7,000 91,395
Great Wall Motor Co. Ltd. , Class A ......... 13,700 40,711
Loncin Motor Co. Ltd. , Class A ............ 29,200 64,311
SAIC Motor Corp. Ltd. , Class A ........... 19,400 39,376
235,793
Banks — 7.4%
Agricultural Bank of China Ltd. , Class A ...... 43,600 42,093
Bank of Hangzhou Co. Ltd. , Class A ........ 41,256 95,782
Bank of Jiangsu Co. Ltd. , Class A .......... 65,700 95,616
Bank of Ningbo Co. Ltd. , Class A .......... 71,800 319,258
China Construction Bank Corp. , Class A ..... 34,700 43,448
China Merchants Bank Co. Ltd. , Class A ..... 131,150 728,210
Industrial & Commercial Bank of China Ltd. ,
Class A ......................... 37,281 38,816
Industrial Bank Co. Ltd. , Class A ........... 107,400 288,538
Shanghai Pudong Development Bank Co. Ltd. ,
Class A ......................... 25,629 36,950
1,688,711
Beverages — 2.7%
Kweichow Moutai Co. Ltd. , Class A ......... 2,324 467,686
Luzhou Laojiao Co. Ltd. , Class A .......... 3,000 52,012
Tsingtao Brewery Co. Ltd. , Class A ......... 4,800 41,426
Wuliangye Yibin Co. Ltd. , Class A .......... 3,525 53,121
614,245
Biotechnology — 0.7%
(a)
BeOne Medicines Ltd. , Class A ........... 3,238 128,975
Mabwell Shanghai Bioscience Co. Ltd. , Class A 6,975 36,072
165,047
Capital Markets — 3.4%
China International Capital Corp. Ltd. , Class A . 11,600 57,543
CITIC Securities Co. Ltd. , Class A .......... 66,655 268,667
East Money Information Co. Ltd. , Class A ..... 37,600 122,562
Guotai Haitong Securities Co. Ltd. , Class A ... 14,600 41,557
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ......................... 3,400 170,450
SooChow Securities Co. Ltd. , Class A ....... 89,295 122,806
783,585
Chemicals — 3.5%
Guangzhou Tinci Materials Technology Co. Ltd. ,
Class A ......................... 17,900 104,604
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
.. 8,600 40,506
Shenzhen Capchem Technology Co. Ltd. , Class
A ............................. 5,800 42,230
Skshu Paint Co. Ltd. , Class A ............. 15,222 124,317
Wanhua Chemical Group Co. Ltd. , Class A .... 4,300 54,354
Yunnan Yuntianhua Co. Ltd. , Class A ....... 7,900 43,346
Security
Shares
Shares Value
Chemicals (continued)
Zhejiang NHU Co. Ltd. , Class A ........... 94,060 $ 376,737
786,094
Commercial Services & Supplies — 0.2%
Beijing GeoEnviron Engineering & Technology,
Inc. , Class A ...................... 34,000 49,540
Communications Equipment — 3.9%
Fujian Star-net Communication Co. Ltd. , Class A 33,383 137,248
Suzhou TFC Optical Communication Co. Ltd. ,
Class A ......................... 3,800 135,045
Zhongji Innolight Co. Ltd. , Class A ......... 5,900 546,951
ZTE Corp. , Class A ................... 10,450 57,661
876,905
Construction & Engineering — 0.4%
China National Chemical Engineering Co. Ltd. ,
Class A ......................... 42,300 54,071
China Railway Group Ltd. , Class A ......... 54,800 44,876
98,947
Distributors — 0.5%
Zhejiang China Commodities City Group Co. Ltd. ,
Class A ......................... 45,600 105,254
Electrical Equipment — 10.2%
Beijing Easpring Material Technology Co. Ltd. ,
Class A ......................... 25,600 210,668
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 22,410 1,128,786
Dongfang Electric Corp. Ltd. , Class A ....... 11,730 41,876
Eve Energy Co. Ltd. , Class A ............. 14,200 130,054
JL Mag Rare-Earth Co. Ltd. , Class A ........ 8,700 46,951
Sungrow Power Supply Co. Ltd. , Class A ..... 22,600 490,122
Sunwoda Electronic Co. Ltd. , Class A ....... 38,700 130,305
Zhejiang Huayou Cobalt Co. Ltd. , Class A .... 3,820 39,151
Zhuhai CosMX Battery Co. Ltd. , Class A ..... 40,081 111,360
2,329,273
Electronic Equipment, Instruments & Components — 11.5%
Accelink Technologies Co. Ltd. , Class A ...... 4,800 49,763
Avary Holding Shenzhen Co. Ltd. , Class A .... 5,800 47,509
BOE Technology Group Co. Ltd. , Class A ..... 774,500 486,329
Chaozhou Three-Circle Group Co. Ltd. , Class A 16,800 119,713
Eoptolink Technology, Inc. Ltd. , Class A ...... 4,900 294,317
Foxconn Industrial Internet Co. Ltd. , Class A ... 22,500 185,558
GoerTek, Inc. , Class A ................. 30,300 113,250
Hengdian Group DMEGC Magnetics Co. Ltd. ,
Class A ......................... 15,000 43,515
Lens Technology Co. Ltd. , Class A ......... 11,840 61,671
Lingyi iTech Guangdong Co. , Class A ....... 18,700 39,313
Luxshare Precision Industry Co. Ltd. , Class A .. 33,070 244,809
Orbbec, Inc. , Class A
(a)
................. 3,530 48,308
Raytron Technology Co. Ltd. , Class A ....... 3,209 52,046
Shengyi Technology Co. Ltd. , Class A ....... 5,500 54,262
Shennan Circuits Co. Ltd. , Class A ......... 3,038 101,340
Shenzhen Fastprint Circuit Tech Co. Ltd. , Class A 15,300 51,666
Shenzhen Sunlord Electronics Co. Ltd. , Class A 19,400 109,673
Suzhou Dongshan Precision Manufacturing Co.
Ltd. , Class A ...................... 3,700 41,198
TCL Technology Group Corp. , Class A ....... 225,700 157,516
Tianma Microelectronics Co. Ltd. , Class A
(a)
... 29,500 41,111
Victory Giant Technology Huizhou Co. Ltd. , Class
A ............................. 2,199 82,827
WUS Printed Circuit Kunshan Co. Ltd. , Class A . 10,100 100,845
Zhejiang Crystal-Optech Co. Ltd. , Class A .... 12,100 41,417

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zhejiang Lante Optics Co. Ltd. , Class A ...... 8,709 $ 57,680
2,625,636
Energy Equipment & Services — 0.2%
Yantai Jereh Oilfield Services Group Co. Ltd. ,
Class A ......................... 4,400 55,814
Entertainment — 1.9%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A .............. 14,500 55,189
Beijing Enlight Media Co. Ltd. , Class A ...... 18,300 51,372
G-bits Network Technology Xiamen Co. Ltd. ,
Class A ......................... 2,100 137,072
Giant Network Group Co. Ltd. , Class A ...... 6,700 42,280
Kingnet Network Co. Ltd. , Class A ......... 13,200 47,184
Mango Excellent Media Co. Ltd. , Class A ..... 12,500 45,714
Perfect World Co. Ltd. , Class A ........... 16,620 44,937
423,748
Food Products — 1.0%
Fujian Sunner Development Co. Ltd. , Class A .. 24,800 61,392
Guangdong Haid Group Co. Ltd. , Class A .... 5,900 43,662
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ......................... 29,990 113,515
218,569
Health Care Equipment & Supplies — 0.2%
Lepu Medical Technology Beijing Co. Ltd. , Class
A ............................. 14,900 38,285
Health Care Providers & Services — 0.1%
Guangzhou Kingmed Diagnostics Group Co. Ltd. ,
Class A ......................... 7,500 34,440
Household Durables — 4.6%
Gree Electric Appliances, Inc. of Zhuhai , Class A 7,915 44,024
Haier Smart Home Co. Ltd. , Class A ........ 64,400 232,309
Hisense Visual Technology Co. Ltd. , Class A .. 14,700 52,476
Midea Group Co. Ltd. , Class A ............ 64,991 724,604
1,053,413
Independent Power and Renewable Electricity Producers — 1.3%
China Yangtze Power Co. Ltd. , Class A ...... 24,700 93,540
GD Power Development Co. Ltd. , Class A .... 164,800 109,621
Grandtop Yongxing Group Co. Ltd. , Class A ... 22,461 50,673
Huaneng Power International, Inc. , Class A ... 48,100 48,760
302,594
Insurance — 5.0%
China Life Insurance Co. Ltd. , Class A ....... 14,600 104,185
China Pacific Insurance Group Co. Ltd. , Class A 7,200 47,086
New China Life Insurance Co. Ltd. , Class A ... 4,300 51,377
Ping An Insurance Group Co. of China Ltd. ,
Class A ......................... 96,740 926,981
1,129,629
Interactive Media & Services — 0.2%
Kunlun Tech Co. Ltd. , Class A
(a)
........... 4,685 37,457
Leisure Products — 0.3%
Zhejiang Cfmoto Power Co. Ltd. , Class A ..... 2,000 72,316
Life Sciences Tools & Services — 1.4%
Hangzhou Tigermed Consulting Co. Ltd. , Class A 14,500 131,256
WuXi AppTec Co. Ltd. , Class A ............ 13,500 184,702
315,958
Security
Shares
Shares Value
Machinery — 6.1%
Guangdong Lyric Robot Automation Co. Ltd. ,
Class A
(a)
........................ 4,884 $ 42,210
Han's Laser Technology Industry Group Co. Ltd. ,
Class A ......................... 23,901 165,556
Sany Heavy Industry Co. Ltd. , Class A ....... 119,200 375,399
Shenzhen Inovance Technology Co. Ltd. , Class A 25,400 272,664
Weichai Power Co. Ltd. , Class A ........... 125,410 427,626
Wuxi Lead Intelligent Equipment Co. Ltd. , Class
A ............................. 5,100 42,309
Zoomlion Heavy Industry Science & Technology
Co. Ltd. , Class A ................... 45,200 56,951
1,382,715
Media — 0.2%
Focus Media Information Technology Co. Ltd. ,
Class A ......................... 55,240 57,143
Metals & Mining — 9.4%
Aluminum Corp. of China Ltd. , Class A ...... 25,100 50,348
Baoshan Iron & Steel Co. Ltd. , Class A ...... 198,966 207,873
Chengtun Mining Group Co. Ltd. , Class A .... 18,900 42,909
Chifeng Jilong Gold Mining Co. Ltd. , Class A .. 7,200 41,992
China Northern Rare Earth Group High-Tech Co.
Ltd. , Class A ...................... 11,000 80,768
China Rare Earth Resources And Technology Co.
Ltd. , Class A
(a)
..................... 6,200 47,843
Citic Pacific Special Steel Group Co. Ltd. , Class
A ............................. 54,291 127,859
CMOC Group Ltd. , Class A .............. 28,900 99,490
Guangdong HEC Technology Holding Co. Ltd. ,
Class A
(a)
........................ 10,600 41,457
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. , Class A .............. 9,700 45,175
Inner Mongolia BaoTou Steel Union Co. Ltd. ,
Class A ......................... 121,000 43,275
Inner Mongolia Xingye Silver&Tin Mining Co.
Ltd. , Class A ...................... 4,800 40,392
JCHX Mining Management Co. Ltd. , Class A .. 4,400 49,443
Jiangxi Copper Co. Ltd. , Class A .......... 5,100 45,714
Nanjing Iron & Steel Co. Ltd. , Class A ....... 164,000 137,093
Shandong Gold Mining Co. Ltd. , Class A ..... 6,500 48,373
Shandong Nanshan Aluminum Co. Ltd. , Class A 50,500 52,868
Shanjin International Gold Co. Ltd. , Class A ... 8,200 39,455
Shenghe Resources Holding Co. Ltd. , Class A . 13,600 52,124
Sinomine Resource Group Co. Ltd. , Class A ... 3,700 44,887
Tianshan Aluminum Group Co. Ltd. , Class A ... 16,400 43,904
Tongling Nonferrous Metals Group Co. Ltd. ,
Class A ......................... 41,200 48,081
Western Mining Co. Ltd. , Class A .......... 10,200 51,292
Western Superconducting Technologies Co. Ltd. ,
Class A ......................... 2,864 34,829
Xiamen Tungsten Co. Ltd. , Class A ......... 4,700 37,699
Yunnan Aluminium Co. Ltd. , Class A ........ 9,400 44,899
Yunnan Tin Co. Ltd. , Class A ............. 6,700 37,546
Zhongjin Gold Corp. Ltd. , Class A .......... 11,500 58,051
Zijin Mining Group Co. Ltd. , Class A ........ 80,300 448,557
2,144,196
Oil, Gas & Consumable Fuels — 0.5%
China Petroleum & Chemical Corp. , Class A ... 50,200 46,978
PetroChina Co. Ltd. , Class A ............. 44,400 70,389
117,367
Passenger Airlines — 0.2%
Hainan Airlines Holding Co. Ltd. , Class A
(a)
.... 166,200 40,353

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 2.5%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class
A ............................. 67,160 $ 560,758
Professional Services — 0.2%
Centre Testing International Group Co. Ltd. ,
Class A ......................... 20,400 45,498
Real Estate Management & Development — 0.2%
Hainan Airport Infrastructure Co. Ltd. , Class A .. 59,900 38,547
Semiconductors & Semiconductor Equipment — 10.0%
Actions Technology Co. Ltd. , Class A ........ 5,547 44,269
Advanced Micro-Fabrication Equipment, Inc.
China , Class A .................... 3,938 195,989
All Winner Technology Co. Ltd. , Class A ...... 6,800 44,822
Amlogic Shanghai Co. Ltd. , Class A
(a)
....... 3,424 43,165
Beijing Huafeng Test & Control Technology Co.
Ltd. , Class A ...................... 1,383 59,832
Biwin Storage Technology Co. Ltd. , Class A
(a)
.. 1,770 47,176
Cambricon Technologies Corp. Ltd. , Class A
(a)
. 1,486 268,457
Flat Glass Group Co. Ltd. , Class A
(a)
........ 42,900 99,295
GigaDevice Semiconductor, Inc. , Class A ..... 3,740 168,371
Hangzhou First Applied Material Co. Ltd. , Class A 20,200 49,366
Hua Hong Semiconductor Ltd. , Class A
(a)
..... 2,179 48,401
Hygon Information Technology Co. Ltd. , Class A 3,845 145,337
Ingenic Semiconductor Co. Ltd. , Class A ..... 2,500 51,478
JCET Group Co. Ltd. , Class A ............ 8,200 58,216
Montage Technology Co. Ltd. , Class A ....... 4,566 118,974
NAURA Technology Group Co. Ltd. , Class A ... 1,370 93,383
OmniVision Integrated Circuits Group, Inc. , Class
A ............................. 3,100 54,015
Piotech, Inc. , Class A .................. 962 48,663
Rockchip Electronics Co. Ltd. , Class A ...... 1,700 46,611
SG Micro Corp. , Class A ................ 4,100 44,454
Shanghai V-Test Semiconductor Tech. Co. Ltd. ,
Class A ......................... 2,802 52,550
Shenzhen Goodix Technology Co. Ltd. , Class A 10,990 127,480
TCL Zhonghuan Renewable Energy Technology
Co. Ltd. , Class A
(a)
.................. 77,900 105,255
TongFu Microelectronics Co. Ltd. , Class A .... 7,648 57,411
Trina Solar Co. Ltd. , Class A
(a)
............ 38,305 103,259
Verisilicon Microelectronics Shanghai Co. Ltd. ,
Class A
(a)
........................ 2,764 87,626
2,263,855
Software — 1.8%
Beijing Kingsoft Office Software, Inc. , Class A .. 2,791 134,860
DBAPP Security Ltd. , Class A
(a)
........... 5,827 46,898
Glodon Co. Ltd. , Class A ................ 24,000 47,419
Sangfor Technologies, Inc. , Class A ........ 5,800 133,373
Thunder Software Technology Co. Ltd. , Class A 3,466 37,466
400,016
Specialty Retail — 0.3%
China Tourism Group Duty Free Corp. Ltd. , Class
A ............................. 4,800 61,584
Technology Hardware, Storage & Peripherals — 0.4%
Huaqin Technology Co. Ltd. , Class A ........ 3,700 45,788
IEIT Systems Co. Ltd. , Class A ............ 4,653 41,860
87,648
Transportation Infrastructure — 0.2%
Qingdao Port International Co. Ltd. , Class A ... 34,700 47,509
Total Long-Term Investments — 97 .9%
(Cost: $ 18,911,666 ) ............................... 22,267,289
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.57%
(b) (c)
................... 501,616 $ 501,616
Total Short-Term Securities — 2 .2%
(Cost: $ 501,616 ) ................................. 501,616
Total Investments — 100 .1%
(Cost: $ 19,413,282 ) ............................... 22,768,905
Liabilities in Excess of Other Assets — (0.1) % ............. (33,458)
Net Assets — 100.0% ...............................
$ 22,735,447
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock China A Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 201,742 $ 299,874
(a)
$ — $ — $ — $ 501,616 501,616 $ 2,854 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 21 02/26/26 $ 313 $ 947
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 305,156 $ — $ 305,156
Automobile Components .................................. — 673,691 — 673,691
Automobiles .......................................... — 235,793 — 235,793
Banks ............................................... 841,287 847,424 — 1,688,711
Beverages ........................................... — 614,245 — 614,245
Biotechnology ......................................... — 165,047 — 165,047
Capital Markets ........................................ — 783,585 — 783,585
Chemicals ............................................ — 786,094 — 786,094
Commercial Services & Supplies ............................. — 49,540 — 49,540
Communications Equipment ................................ — 876,905 — 876,905
Construction & Engineering ................................ 44,876 54,071 — 98,947
Distributors ........................................... — 105,254 — 105,254
Electrical Equipment ..................................... — 2,329,273 — 2,329,273
Electronic Equipment, Instruments & Components ................. — 2,625,636 — 2,625,636
Energy Equipment & Services .............................. — 55,814 — 55,814
Entertainment ......................................... — 423,748 — 423,748
Food Products ......................................... 43,662 174,907 — 218,569
Health Care Equipment & Supplies ........................... — 38,285 — 38,285
Health Care Providers & Services ............................ — 34,440 — 34,440
Household Durables ..................................... — 1,053,413 — 1,053,413
Independent Power and Renewable Electricity Producers ............ 203,161 99,433 — 302,594
Insurance ............................................ — 1,129,629 — 1,129,629
Interactive Media & Services ............................... — 37,457 — 37,457
Leisure Products ....................................... — 72,316 — 72,316
Life Sciences Tools & Services .............................. — 315,958 — 315,958

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock China A Opportunities Fund

Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 1,382,715 $ — $ 1,382,715
Media ............................................... — 57,143 — 57,143
Metals & Mining ........................................ — 2,144,196 — 2,144,196
Oil, Gas & Consumable Fuels ............................... — 117,367 — 117,367
Passenger Airlines ...................................... — 40,353 — 40,353
Pharmaceuticals ....................................... — 560,758 — 560,758
Professional Services .................................... — 45,498 — 45,498
Real Estate Management & Development ....................... — 38,547 — 38,547
Semiconductors & Semiconductor Equipment .................... — 2,263,855 — 2,263,855
Software ............................................. — 400,016 — 400,016
Specialty Retail ........................................ — 61,584 — 61,584
Technology Hardware, Storage & Peripherals .................... — 87,648 — 87,648
Transportation Infrastructure ............................... 47,509 — — 47,509
Short-Term Securities
Money Market Funds ...................................... 501,616 — — 501,616
$ 1,682,111 $ 21,086,794 $ — $ 22,768,905
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 947 $ — $ 947
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)